MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A Monthly Period: Jun-23 No. of Days in Period: 32 Determination Date: 7/13/2023 No. of Days in Month: 30 Distribution Date: 7/17/2023 Record Date: 6/30/2023 I. DEAL PARAMETERS Series 2023-A (a) Class A Initial Note Principal Balance $350,000,000.00 (b) Class M Initial Note Principal Balance $31,165,000.00 (c) Class B Initial Note Principal Balance $17,980,000.00 (d) Class C Initial Note Principal Balance $0.00 (e) Total Initial Note Principal Balance $399,145,000.00 (f) Initial Excess Collateral Amount $80,309,000.00 (g) Class A Initial Note Principal Balance % 73.00% (h) Class M Initial Note Principal Balance % 6.50% (i) Class B Initial Note Principal Balance % 3.75% (j) Class C Initial Note Principal Balance %, if applicable 0.00% (k) Excess Collateral Amount % 16.75% (l) Required Retained Transferor Percentage 4.00% (m) Additional Minimum Transferor % (2% Nov-Jan; 0% otherwise) 0.00% (n) Class A Note Interest Rate 5.02% (o) Class A Swap Rate, if applicable (p) Class A Swap Rate plus Spread, if applicable (q) Class A Margin, if applicable (r) Class M Note Interest Rate 5.27% (s) Class M Swap Rate, if applicable (t) Class M Swap Rate plus Spread, if applicable (u) Class B Note Interest Rate 0.00% (v) Class B Swap Rate, if applicable (w) Class B Swap Rate plus Spread, if applicable (x) Class C Note Interest Rate, if applicable 0.00% (y) Class C Swap Rate, if applicable (z) Class C Swap Rate plus Spread, if applicable (aa) Servicing Fee Percentage 2.00% II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES Series 2023-A (a) Initial Collateral Amount $479,454,000.00 (b) Initial Excess Collateral Amount $80,309,000.00 (c) Principal Payments made to Noteholders $0.00 (d) Principal Accumulation Account Balances $0.00 (e) Unreimbursed Investor Charge-offs and Reallocated Principal Collections $0.00 (f) Collateral Amount - End of Current Monthly Period $479,454,000.00 (g) Excess Collateral Amount - End of Current Monthly Period $80,309,000.00 (h) Required Excess Collateral Amount $80,309,000.00 (i) Beginning Class A Note Principal Balance $0.00 (j) Beginning Class M Note Principal Balance $0.00 (k) Beginning Class B Note Principal Balance $0.00 (l) Beginning Class C Note Principal Balance, if applicable $0.00 (m) Total Beginning Note Principal Balance $0.00 (n) Ending Class A Note Principal Balance $350,000,000.00 (o) Ending Class M Note Principal Balance $31,165,000.00 (p) Ending Class B Note Principal Balance $17,980,000.00 (q) Ending Class C Note Principal Balance, if applicable $0.00 (r) Total Ending Note Principal Balance $399,145,000.00 (s) Allocation Percentage- Finance Charges Collections and Default Amounts 8.00% (t) Allocation Percentage- Principal Collections 8.00% Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and U.S. Bank National Association, as indenture trustee (the "Indenture Trustee"), the Series 2023-A Indenture Supplement, dated as of May 16, 2023 (each, an "Indenture Supplement"), Comenity Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance as of the Trust during the previous month. The information required to be prepared with respect to the Distribution Date of July 17, 2023 and with respect to the performance of the Trust during the month of June 2023 is set forth below. Capitalized terms herein are defined in the Indenture and the Indenture Supplements.

MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A III. RECEIVABLES IN THE TRUST (a) Beginning of the Month Principal Receivables $6,018,252,145.24 (b) Collection of Principal Receivables $783,750,084.36 (c) Defaulted Receivables (principal charge-offs): $44,706,991.68 (d) Dilution (Principal net of Debit Adjustments): $69,986,386.27 (e) Sales (principal receivables generated): $820,371,446.01 (f) Net (Removal)/Addition of Principal Receivables: $0.00 (g) End of Month Principal Receivables (a - b - c - d + e + f) $5,940,180,128.94 (h) Recoveries of previously Charged-off Receivables: $10,140,749.79 (i) Beginning of the Month Finance Charge Receivables $304,150,657.41 (j) End of the Month Finance Charge Receivables $306,279,189.41 IV.RECEIVABLES PERFORMANCE SUMMARY COLLECTIONS: (a) Collections of Principal Receivables $783,750,084.36 (b) Collections of Finance Charge Receivables $171,829,085.32 (c) Total Collections (a+b). $955,579,169.68 (d) Monthly Payment Rate (% of Beginning Principal Receivables) 15.88% DELINQUENCIES AND LOSSES: PRINCIPAL % OF PRINCIPAL End of the month delinquencies: RECEIVABLES RECEIVABLES ACCOUNTS % OF (e) 1-30 days delinquent (CA1) $241,425,797.65 4.06% 347,833 1.08% (f) 31-60 days delinquent (CA2) $91,262,140.59 1.54% 134,758 0.42% (g) 61-90 days delinquent (CA3) $69,909,274.57 1.18% 93,378 0.29% (h) 91-120 days delinquent (CA4) $51,421,052.80 0.87% 60,743 0.19% (i) 121-150 days delinquent (CA5) $44,413,149.36 0.75% 53,104 0.17% (j) 151+ days delinquent (CA6) $41,161,095.84 0.69% 53,052 0.17% (k) Total delinquencies (e + f + g + h + i + j) $539,592,510.81 9.08% 742,868 2.31% (l) Total 60+ days delinquent $206,904,572.57 3.48% (m) Lowest Delinquency Trigger (all series) 9.50% (n) Investor Requests for Communications None CHARGE-OFFS: (o) Number of Charged-Off Accounts 58,978 (p) Gross Charge-Offs (principal charge-offs): $44,706,991.68 (q) Number of Charged-Off Accounts with Recoveries 59,120 (r) Recoveries (includes principal, finance charges and fees) $10,140,749.79 (s) Gross Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized (i) Current 9.03% (ii) Prior Monthly Period 10.01% (iii) Two Months Prior Monthly Period 9.21% (iv) Three Months Prior Monthly Period 8.50% (v) Three-Month Average 9.42% (vi) Four-Month Average 9.19% (t) Net Principal Charge-Offs (Gross Charge-Offs - recoveries) $34,566,241.89 (u) Net Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized (i) Current 6.98% (ii) Prior Monthly Period 7.83% (iii) Two Months Prior Monthly Period 7.81% (iv) Three Months Prior Monthly Period 5.45% (v) Three -Month Average 7.54% (vi) Four-Month Average 7.02% (v) Average Net Charge Off (net principal charge-offs/number of charged-off accounts) $586.09

MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A V. TRANSFEROR INTEREST AND SELLER'S INTEREST (a) Required Retained Transferor Percentage 4.00% (b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% otherwise) 0.00% (c) Beginning Transferor's Amount $2,986,632,821.75 (d) Ending Transferor's Amount (including Excess Funding/Principal Accounts) $2,769,725,231.68 (e) Minimum Transferor's Amount $237,607,205.16 (f) Excess Funding Account Balance at end of Monthly Period $0.00 (g) Collections and Principal Accounts Balance at end of Monthly Period 2,459,890.51 (h) Sum of Principal Receivables, Excess Funding, Collections and Principal Accounts $5,942,640,019.45 (i) Required Seller's Interest (as of the most recent RR measurement date) $119,482,876.71 (j) Seller's Interest (as of the most recent RR measurement date) $2,885,960,772.87 VI. TRUST ACCOUNT BALANCES AND EARNINGS Series 2023-A BEGINNING ACCOUNT BALANCES: (a) Finance Charge Account $0.00 (b) Cash Collateral Account, if applicable $0.00 (c) Spread Account, if applicable $0.00 (d) Reserve Account $0.00 (e) Principal Account $0.00 (f) Principal Accumulation Account $0.00 ENDING ACCOUNT BALANCES: (g) Finance Charge Account $7,553,072.49 (h) Cash Collateral Account, if applicable $0.00 (i) Spread Account, if applicable $0.00 (j) Reserve Account $0.00 (k) Principal Account $0.00 (l) Principal Accumulation Account $0.00 INTEREST AND EARNINGS: (m) Interest and Earnings on Finance Charge Account $28,561.80 (n) Interest and Earnings on Cash Collateral Account, if applicable $0.00 (o) Interest and Earnings on Spread Account, if applicable $0.00 (p) Interest and Earnings on Reserve Account $0.00 (q) Interest and Earnings on Principal Accumulation Account $0.00 (r) Interest and Earnings on Principal Account $0.00 (s) Interest and Earnings on Collection Account (allocated) $817.40

MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A VII. ALLOCATION and APPLICATION of COLLECTIONS Series 2023-A APPLICATIONS OF FINANCE CHARGE COLLECTIONS: (a) Floating Allocation of Finance Charges $20,143,349.76 (b) Class A Monthly Interest $2,879,527.78 (c) Class A Swap Payment Due to (from) Swap Provider, if applicable (d) Class M Monthly Interest $269,170.37 (e) Class M Swap Payment Due to (from) Swap Provider, if applicable (f) Class B Monthly Interest $0.00 (g) Class B Swap Payment Due to (from) Swap Provider, if applicable (h) Servicing Fee (Collateral Amount*2%/12) $1,225,271.33 (i) Class C Monthly Interest $0.00 (j) Class C Swap Payment Due to (from) Swap Provider, if applicable (k) Investor Default Amounts $5,638,590.20 (l) Uncovered Dilution Amounts $0.00 (m) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections $0.00 (n) Required to be Deposited into Cash Collateral Account, if applicable $0.00 (o) Required Reserve Account Amount, if applicable $0.00 (p) Required to be Deposited into the Spread Account, if applicable $0.00 (q) Required Payments and Deposits Relating to Interest Rate Swaps $0.00 (r) Other Payments Required to be made $0.00 (s) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r) $10,130,790.08 APPLICATION OF PRINCIPAL COLLECTIONS: Series 2023-A (t) Investor Principal Collections $91,845,129.33 (u) Less Reallocated Principal Collections $0.00 (v) Plus Shared Principal Collections from other Principal Sharing Series $0.00 (w) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections $0.00 (x) Available Principal Collections (t+u+v+w) $91,845,129.33 (y) Deposits to Principal Accumulation Account $0.00 (z) Monthly Principal applied for payments to the Class A Noteholders $0.00 (aa) Monthly Principal applied for payments to the Class M Noteholders $0.00 (ab) Monthly Principal applied for payments to the Class B Noteholders $0.00 (ac) Monthly Principal applied for payments to the Class C Noteholders $0.00 (ad) Shared Principal Collections applied to other Principal Sharing $0.00

MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A VIII. INVESTOR CHARGE-OFFS Series 2023-A (a) Investor Defaults and Uncovered Dilution $5,638,590.20 (b) Reimbursed from Available Funds $5,638,590.20 (c) Reimbursed from Cash Collateral Account $0.00 (d) Total reimbursed in respect of Investor Defaults and Dilution $5,638,590.20 (e) Investor Charge-off (a - d) $0.00 IX. YIELD and BASE RATE Series 2023-A Base Rate (Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account) (a) Base Rate (current month) 5.57% (b) Base Rate (prior month) (c) Base Rate (2 months prior) (d) 3 Month Average Base Rate 5.57% Gross Portfolio Yield (Finance charge collections allocable to each series divided by the collateral amount) (e) Gross Portfolio Yield (current month) 32.88% (f) Gross Portfolio Yield (prior month) (g) Gross Portfolio Yield (2 months prior) (h) 3 Month Average Gross Portfolio Yield 32.88% Net Portfolio Yield (Finance charge collections less defaults allocable to each series divided by the collateral amount) (i) Net Portfolio Yield (current month) 23.68% (j) Net Portfolio Yield (prior month) (k) Net Portfolio Yield (2 months prior) (l) 3 Month Average Net Portfolio Yield 23.68% Excess Spread Percentage (Net Portfolio Yield less Base Rate) (m) Net Portfolio Adjusted Yield (current month) 18.11% (n) Net Portfolio Adjusted Yield (prior month) (o) Net Portfolio Adjusted Yield (2 months prior) (p) Net Portfolio Adjusted Yield (3 month average) 18.11%

MONTHLY NOTEHOLDER'S STATEMENT WORLD FINANCIAL NETWORK CREDIT CARD MASTER NOTE TRUST SERIES 2023-A X. PRINCIPAL ACCUMULATION ACCOUNT Series 2023-A (a) Cumulative Class A principal distributed to PAA (as of prior distribution date) $0.00 (b) Class A Principal deposited in the Principal Accumulation Account (PAA) $0.00 (c) Total Class A Principal deposited in the PAA (a + b) $0.00 (d) Cumulative Class M principal distributed to PAA (as of prior distribution date) $0.00 (e) Class M Principal deposited in the Principal Accumulation Account (PAA) $0.00 (f) Total Class M Principal deposited in the PAA (d + e) $0.00 (g) Cumulative Class B principal distributed to PAA (as of prior distribution date) $0.00 (h) Class B Principal deposited in the Principal Accumulation Account (PAA) $0.00 (i) Total Class B Principal deposited in the PAA (g + h) $0.00 (j) Cumulative Class C principal distributed to PAA (as of prior distribution date) $0.00 (k) Class C Principal deposited in the Principal Accumulation Account (PAA) $0.00 (l) Total Class C Principal deposited in the PAA (j + k) $0.00 (m) Ending PAA balance (c + f + i + l) $0.00 XI. PRINCIPAL REPAYMENT Series 2023-A (a) Class A Principal Paid (as of prior distribution dates) $0.00 (b) Class A Principal Payments (to be paid on current distribution date) $0.00 (c) Total Class A Principal Paid (a + b) $0.00 (d) Class M Principal Paid (as of prior distribution dates) $0.00 (e) Class M Principal Payments (to be paid on current distribution date) $0.00 (f) Total Class M Principal Paid (d + e) $0.00 (g) Class B Principal Paid (as of prior distribution dates) $0.00 (h) Class B Principal Payments (to be made on current distribution date) $0.00 (i) Total Class B Principal Paid (g + h) $0.00 (j) Class C Principal Paid (as of prior distribution dates) $0.00 (k) Class C Principal Payments (to be made on current distribution date) $0.00 (l) Total Class C Principal Paid (j + k) $0.00 (m) Total Principal Paid (c + f + i + l) $0.00 XII. SUPPLEMENTAL INFORMATION Comenity Bank, as Servicer By: /s/ Michael Blackham Name: Michael Blackham Title: Treasurer Solely with respect to the Series 2023-A Notes and in each case with reference to the EU Retention Rules in effect and applicable on the date of issuance of the relevant Series of Notes: Comenity Bank (the “Bank”), as “originator” for the purposes of those EU Retention Rules, will retain on an ongoing basis a material net economic interest that is not less than five percent of the nominal value of the securitized exposures with respect to the relevant Series of Notes, in the form of a first loss tranche in accordance with the text of option (d) of Article 6(3) of the EU Securitization Regulation (as supplemented by Article 8 of the CRR Delegated Regulation), by holding, through the Transferor (its wholly-owned subsidiary), the right to receive distributions in respect of the excess collateral amount relating to that Series of Notes (the “Retained Interest”). The Bank will not allow the Retained Interest to be subject to any credit risk mitigation or other credit risk hedge or to be sold or transferred if, as a result, the bank would not retain a material net economic interest in an amount that is not less than five percent of the nominal value of the securitized exposures, except to the extent permitted in accordance with option (d) of Article 6(1) of the EU Securitization Regulation (as supplemented by Article 12 of the CRR Delegated Regulation). For purposes of the foregoing: (i) “CRR” means Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by the CRR Delegated Regulation, (ii) “CRR Delegated Regulation” means Commission Delegated Regulation (EU) No. 625/2014, as and to the extent applicable on the date of issuance of the relevant Series of Notes pursuant to Article 43(7) of the EU Securitization Regulation), [references to CRR Delegated Regulation to be updated for Series issued after adoption of final regulatory technical standards under Article 6(7) SR], (iii) “EU Retention Rules” means Articles 5 and 6 of the EU Securitization Regulation, in each case, as in effect and applicable on the date of issuance of the relevant Series of Notes, together with any guidance published in relation thereto by the relevant European Union supervisory authorities or the European Commission and any relevant regulatory and/or implementing technical standards adopted by the European Commission in relation thereto or to precedent legislation, in each case as in effect and applicable on the date of issuance of the relevant Series of Notes, (iv) “EU Securitization Regulation” means Regulation (EU) 2017/2402 of the European Parliament and of the Council of 12 December 2017, and (vi) “Solvency II Regulation” means Commission Delegated Regulation (EU) No. 2015/35.